UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Short Duration Fund
(formerly DWS Short Duration Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 46.6%
Consumer Discretionary 3.0%
21st Century Fox America, Inc., 7.6%, 10/11/2015		5,000,000	5,392,595
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		10,000,000	10,243,190
DISH DBS Corp.:
6.625%, 10/1/2014		909,000	920,362
7.125%, 2/1/2016		50,000	54,063
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016		5,000,000	5,808,150
General Motors Co., 144A, 3.5%, 10/2/2018		380,000	388,550
General Motors Financial Co., Inc., 2.75%, 5/15/2016		25,000	25,375
Hyundai Capital America, 144A, 2.875%, 8/9/2018		7,301,000	7,512,196
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,141,306
L Brands, Inc., 6.9%, 7/15/2017		405,000	459,675
Lennar Corp., 4.125%, 12/1/2018		110,000	112,338
RCI Banque SA:
144A, 3.5%, 4/3/2018		9,000,000	9,382,770
144A, 4.6%, 4/12/2016		7,780,000	8,240,210
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,861,869
Videotron Ltd., 9.125%, 4/15/2018		2,000	2,060

			54,544,709
Consumer Staples 0.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018		635,000	637,029
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	974,312
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,800,000	3,206,000
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		2,500,000	2,650,000
Marfrig Holding Europe BV:
144A, 6.875%, 6/24/2019 (b)		1,000,000	1,011,500
144A, 8.375%, 5/9/2018 (b)		2,500,000	2,658,625
Smithfield Foods, Inc., 7.75%, 7/1/2017		30,000	34,500
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	999,430

			12,171,396
Energy 5.4%
Afren PLC, 144A, 10.25%, 4/8/2019		1,000,000	1,133,750
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		11,963,000	12,005,648
El Paso LLC:
7.0%, 6/15/2017		100,000	112,875
7.25%, 6/1/2018		35,000	39,856
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		10,000,000	12,048,500
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	10,120,910
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		5,000,000	5,668,750
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	92,812
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		1,000,000	1,045,000
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		8,750,000	9,406,250
ONEOK Partners LP, 3.2%, 9/15/2018		10,750,000	11,216,625
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		6,000,000	6,660,000
Petrobras Global Finance BV, 3.0%, 1/15/2019 (b)		3,000,000	2,944,950
Plains Exploration & Production Co., 6.5%, 11/15/2020		4,875,000	5,441,719
QGOG Atlantic, 144A, 5.25%, 7/30/2018		4,854,400	5,066,780
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018 (b)		9,000,000	10,271,250
Sibur Securities Ltd., 144A, 3.914%, 1/31/2018		4,000,000	3,850,000
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	46,913

			97,172,588
Financials 25.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018 (b)		10,000,000	10,472,240
Ally Financial, Inc., 8.3%, 2/12/2015		1,000,000	1,041,875
American International Group, Inc.:
3.8%, 3/22/2017		4,120,000	4,402,665
Series G, 5.85%, 1/16/2018		2,500,000	2,853,955
American Tower Corp., (REIT), 3.4%, 2/15/2019		7,235,000	7,568,931
Asian Development Bank, 1.125%, 3/15/2017		7,000,000	7,055,734
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		6,665,000	6,711,522
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		7,150,000	7,328,750
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		3,000,000	3,075,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,700,000	2,031,455
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018 (b)		10,000,000	10,173,360
Bank of America Corp., 2.6%, 1/15/2019		10,000,000	10,117,630
Bank of Baroda, 144A, 4.875%, 7/23/2019		10,000,000	10,545,770
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,022,290
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017		10,570,000	10,842,230
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019 (b)		11,000,000	11,260,975
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022 (b)		3,000,000	3,165,000
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		9,250,000	9,670,995
BNP Paribas SA:
2.375%, 9/14/2017		2,460,000	2,519,042
2.7%, 8/20/2018 (b)		12,000,000	12,276,096
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,035,730
BPCE SA, 1.625%, 2/10/2017		3,500,000	3,525,760
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,365,000	2,380,013
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,112,767
Citigroup, Inc., 2.5%, 9/26/2018		7,585,000	7,708,628
Commonwealth Bank of Australia, 144A, 1.484% **, 3/31/2017		14,000,000	14,037,604
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019		1,000,000	1,038,800
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (b)		10,000,000	10,089,260
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		7,000,000	7,280,000
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015		9,000,000	9,187,200
General Electric Capital Corp., 5.0%, 5/15/2016		7,600,000	8,121,664
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		2,400,000	2,556,000
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016		3,742,000	3,911,153
HSBC U.S.A., Inc., 2.625%, 9/24/2018		4,365,000	4,501,057
Intercontinental Exchange, Inc., 2.5%, 10/15/2018 (b)		1,385,000	1,416,750
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,654,372
3.875%, 1/15/2019 (b)		8,500,000	8,914,145
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,286,869
Korea Finance Corp., 2.875%, 8/22/2018		5,000,000	5,133,375
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,035,709
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,283,910
Morgan Stanley, 2.5%, 1/24/2019 (b)		15,000,000	15,168,000
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	10,267,429
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,467,089
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,184,312
Navient Corp.:
3.875%, 9/10/2015		1,500,000	1,530,000
4.625%, 9/25/2017		6,000,000	6,322,500
Nomura Holdings, Inc., 2.0%, 9/13/2016		2,965,000	3,013,389
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	6,021,439
Prudential Financial, Inc., 6.2%, 1/15/2015		2,770,000	2,854,324
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	9,983,490
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		15,000,000	15,133,635
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		4,000,000	4,023,624
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018 (b)		4,075,000	4,135,351
144A, 2.375%, 3/25/2019		5,905,000	5,956,374
Societe Generale SA, 2.625%, 10/1/2018		10,000,000	10,198,100
Sukuk Funding No. 3 Ltd., 4.348%, 12/3/2018		3,000,000	3,120,000
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	731,080
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017 (b)		8,500,000	8,631,563
Svenska Handelsbanken AB, 2.5%, 1/25/2019		7,500,000	7,670,888
Swedbank AB:
144A, 1.75%, 3/12/2018		1,875,000	1,872,405
144A, 2.375%, 2/27/2019		9,785,000	9,896,490
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018		3,000,000	3,031,341
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019 (b)		5,500,000	5,574,756
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		4,550,000	4,554,772
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		2,000,000	2,005,800
144A, 5.5%, 4/21/2019		3,300,000	3,415,500
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		5,000,000	4,880,000
UBS AG, 144A, 2.25%, 3/30/2017		6,665,000	6,862,984
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		6,170,000	6,800,346
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018		10,000,000	10,227,130
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		7,500,000	7,672,500

			454,552,892
Health Care 1.7%
AbbVie, Inc., 1.75%, 11/6/2017		8,135,000	8,179,368
Actavis, Inc., 1.875%, 10/1/2017		7,050,000	7,112,879
Genzyme Corp., 3.625%, 6/15/2015		4,690,000	4,835,756
HCA, Inc., 7.25%, 9/15/2020		850,000	910,563
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		2,640,000	2,687,340
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		640,000	636,800
Mylan, Inc., 2.55%, 3/28/2019		5,350,000	5,389,210
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		400,000	431,000

			30,182,916
Industrials 1.5%
BE Aerospace, Inc., 6.875%, 10/1/2020		315,000	342,169
Cemex Espana Luxembourg, 144A, 9.875%, 4/30/2019		2,000,000	2,295,000
CNH Industrial Capital LLC, 3.25%, 2/1/2017		130,000	131,788
DP World Sukuk Ltd., 144A, 6.25%, 7/2/2017		4,000,000	4,425,200
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	512,539
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,113,800
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		9,400,000	9,622,169
Ryder System, Inc., 2.55%, 6/1/2019		7,020,000	7,106,332
Total System Services, Inc., 2.375%, 6/1/2018		840,000	840,470
United Rentals North America, Inc.:
5.75%, 7/15/2018		70,000	74,025
7.375%, 5/15/2020		75,000	82,875

			27,546,367
Information Technology 1.6%
Hewlett-Packard Co., 2.75%, 1/14/2019		10,000,000	10,253,590
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	277,156
NXP BV, 144A, 3.5%, 9/15/2016		200,000	203,750
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		2,480,000	2,535,800
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,000,000	2,015,000
Tencent Holdings Ltd.:
144A, 3.375%, 3/5/2018		8,000,000	8,274,064
144A, 3.375%, 5/2/2019		5,000,000	5,111,855

			28,671,215
Materials 2.3%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017 (b)		3,635,000	3,726,965
Ashland, Inc., 3.0%, 3/15/2016		180,000	183,600
Ball Corp., 6.75%, 9/15/2020		850,000	906,313
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019		1,300,000	1,524,034
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,527,136
Clearwater Paper Corp., 7.125%, 11/1/2018		75,000	78,750
Evraz Group SA, 144A, 9.5%, 4/24/2018		2,500,000	2,690,625
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		6,190,000	6,174,246
144A, 3.125%, 4/29/2019		6,230,000	6,353,354
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,494,494
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,875,500
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019		3,000,000	3,374,493
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		850,000	935,000
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	4,087,634
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		2,770,000	2,828,760

			40,760,904
Telecommunication Services 2.0%
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		5,440,000	5,526,735
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	308,640
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	994,500
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		5,590,000	5,781,402
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019		320,000	340,000
MetroPCS Wireless, Inc., 7.875%, 9/1/2018		60,000	63,018
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	816,562
Telefonica Emisiones SAU, 3.192%, 4/27/2018		5,000,000	5,225,375
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,188,000	1,247,400
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		460,000	489,900
Verizon Communications, Inc., 3.65%, 9/14/2018		9,800,000	10,480,914
VimpelCom Holdings BV, 144A, 5.2%, 2/13/2019		4,000,000	4,006,000
Windstream Corp., 7.875%, 11/1/2017		200,000	230,250
Zayo Group LLC, 8.125%, 1/1/2020		10,000	10,900

			35,521,596
Utilities 3.2%
AES Corp.:
7.75%, 10/15/2015		214,000	229,515
8.0%, 6/1/2020		40,000	48,100
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		8,450,000	9,379,500
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		6,000,000	6,555,000
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	8,129,932
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		10,000,000	10,119,670
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017 (b)		7,500,000	7,940,625
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		3,840,000	3,863,278
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018		2,000,000	2,130,240
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		1,000,000	1,131,250
144A, 8.0%, 8/7/2019 (b)		4,000,000	4,720,000
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,854,460

			58,101,570

Total Corporate Bonds (Cost $820,792,045)			839,226,153
Mortgage-Backed Securities Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,806,482	3,956,808
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		43,025,755	44,764,222
4.5%, 4/1/2023		1,157,574	1,243,759
5.0%, 9/1/2023		983,565	1,071,251
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		5,299,344	5,724,120
6.0%, with various maturities from 1/15/2022 until 2/20/2039		1,298,819	1,424,098
6.5%, with various maturities from 8/20/2038 until 2/20/2039		1,420,520	1,585,489
9.5%, with various maturities from 12/15/2016 until 7/15/2020		600	685

Total Mortgage-Backed Securities Pass-Throughs (Cost $60,115,813)			59,770,432
Asset-Backed 7.3%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		4,900,000	5,038,940
"D", Series 2011-1, 4.26%, 2/8/2017		5,500,000	5,663,295
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	673,857

			11,376,092
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		4,930,733	4,954,549
Home Equity Loans 1.6%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		382,556	390,651
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032		1,338,649	401,595
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.292% **, 1/15/2037		4,783,369	4,401,345
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		3,116,585	2,085,930
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031		17,235	17,855
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.41% **, 11/25/2036		3,563,078	3,458,708
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		242,867	244,146
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		2,137,967	2,108,362
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.52% **, 9/25/2036		4,656,413	4,537,996
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.202% **, 12/25/2034		2,663,043	2,635,995
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.095% **, 2/25/2035		6,576,048	6,611,992
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		746,830	745,020
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		863,278	863,130

			28,502,725
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		698,508	744,568
Miscellaneous 4.4%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, Zero Coupon, 7/15/2026 (c)		4,230,000	4,224,712
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.243%, 4/17/2026		16,950,000	16,970,035
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		9,662,500	10,383,535
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.17%, 4/18/2026		2,000,000	1,987,640
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.475% **, 5/1/2022		4,750,000	4,565,363
Magnetite VI Ltd., "A", Series 2012-6A, 144A, 1.731% **, 9/15/2023		13,231,000	13,261,934
Monty Parent, "A", Series 2013-LTR1, 144A, 3.47%, 10/20/2015		3,337,085	3,340,743
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.376% **, 7/17/2025		8,000,000	7,926,184
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.724%, 7/20/2026		1,150,000	1,150,000
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.826% **, 7/17/2025		5,000,000	4,898,090
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.868%, 4/15/2026		10,000,000	10,014,950

			78,723,186
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 0.979% **, 7/25/2039		5,500,000	5,379,110
Utilities 0.1%
CenterPoint Energy Restoration Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016		1,028,667	1,034,148

Total Asset-Backed (Cost $129,568,180)			130,714,378
Commercial Mortgage-Backed Securities 7.7%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.851% **, 7/10/2044		6,250,000	6,633,131
Banc of America Merrill Lynch Commercial Mortgage, Inc., "B", Series 2005-2, 5.119% **, 7/10/2043		5,000,000	5,139,385
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		10,623,000	10,791,481
"A4", Series 2005-PW10, 5.405%, 12/11/2040		9,000,000	9,361,944
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.452% **, 11/15/2030		8,500,000	8,569,079
Commercial Mortgage Trust:
"A3", Series 2005-GG3, 4.569%, 8/10/2042		74,865	74,788
"A2", Series 2007-GG9, 5.381%, 3/10/2039		4,055,449	4,120,689
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		2,117,397	2,174,861
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		6,089,020	6,534,505
Credit Suisse First Boston Mortgage Securities Corp.:
"A4", Series 2005-C1, 5.014%, 2/15/2038		7,737,534	7,797,740
"B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,605,392
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% **, 3/15/2018		1,770,000	1,781,151
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.051% **, 11/5/2030		3,460,000	3,469,788
"DFL", Series 2013-HLF, 144A, 2.901% **, 11/5/2030		2,090,000	2,099,198
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,654,175
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		3,287,500	3,432,867
"A4", Series 2006-CB14, 5.481%, 12/12/2044		8,790,280	9,233,565
"AM", Series 2006-CB16, 5.593%, 5/12/2045		1,500,000	1,626,698
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		7,410,021	7,639,421
"AM", Series 2005-C5, 5.017%, 9/15/2040		9,380,000	9,769,439
"E", Series 2000-C5, 7.29%, 12/15/2032		4,000,000	4,008,740
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.264% **, 9/15/2042		9,380,000	9,816,104
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		82,253	82,278
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.28% **, 12/15/2044		9,380,000	9,836,543
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,045,228
"A2", Series 2007-C32, 5.74% **, 6/15/2049		2,128,192	2,163,320
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045		3,357,670	3,358,126

Total Commercial Mortgage-Backed Securities (Cost $140,622,456)			138,819,636
Collateralized Mortgage Obligations 7.3%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.09% **, 1/25/2035		59,559	59,543
"7A12", Series 2004-2, 1.15% **, 2/25/2035		718,496	719,089
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033		171,371	171,502
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		1,268,644	1,326,044
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.698% **, 10/20/2032		89,223	90,886
"2A3", Series 2005-J, 2.76% **, 11/25/2035		683,601	629,177
"2A8", Series 2003-J, 2.846% **, 11/25/2033		1,050,091	1,055,465
"A15", Series 2006-2, 6.0%, 7/25/2046		51,507	47,918
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.383% **, 1/25/2034		1,243,428	1,232,840
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		920,575	957,922
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		2,827,589	2,855,203
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.401% **, 8/28/2047		173,837	173,757
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.702% **, 2/25/2048		1,040,418	1,042,526
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 2.334% **, 2/15/2038		1,464,075	1,408,093
"PG",series 3910, 3.5%, 12/15/2040		7,627,263	8,073,706
"LG", Series 4281, 4.0%, 1/15/2043		14,023,265	15,093,240
"CE", Series 4281, 4.0%, 7/15/2043		15,891,500	17,096,727
"CV", Series 4335, 4.25%, 9/15/2043		15,947,290	16,989,733
"BT", Series 2448, 6.0%, 5/15/2017		482	498
Federal National Mortgage Association:
"PA", Series 2013-89, 3.5%, 2/25/2043		16,370,451	17,129,172
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		379,441	12,639
"DE", Series 2014-18, 4.0%, 8/25/2042		13,570,838	14,497,726
"1A6", Series 2007-W8, 6.459% **, 9/25/2037		2,656,349	2,882,842
"Z", Series G92-61, 7.0%, 10/25/2022		343,078	385,256
Government National Mortgage Association, "IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,779,267	257,443
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75% **, 8/25/2035		3,236,621	3,289,352
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		573,263	578,629
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.352% **, 5/25/2047		6,379,517	6,172,068
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		445,562	450,745
"3A2", Series 2003-1, 5.0%, 2/25/2018		630,965	647,995
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.177% **, 6/25/2036		1,815,358	1,814,521
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.731% **, 4/28/2024		5,598	5,114
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		575,767	590,145
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,148,358	1,175,575
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		1,029,302	1,033,149
"A3", Series 2004-SL3, 7.5%, 12/25/2031		761,221	785,434
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		4,900,057	4,983,990
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.385% **, 5/25/2035		1,125,578	1,124,924
"2A3", Series 2003-S6, 4.75%, 7/25/2018		680,693	699,521
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,365,191	1,411,364
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		1,433,218	1,458,059

Total Collateralized Mortgage Obligations (Cost $129,752,333)			130,409,532
Government & Agency Obligations 21.3%
Other Government Related (d) 3.5%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		3,000,000	3,570,000
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017		3,785,000	4,111,456
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		2,000,000	2,050,000
Bank of Moscow, 144A, 6.699%, 3/11/2015		5,000,000	5,140,550
Bank of Moscow OJSC, 6.02%, 5/10/2017		3,500,000	3,548,125
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019		3,000,000	3,030,000
Gazprom OAO, 144A, 8.146%, 4/11/2018		4,000,000	4,595,000
Korea Development Bank, 4.0%, 9/9/2016		3,138,000	3,328,816
Novolipetsk Steel OJSC:
144A, 4.45%, 2/19/2018		3,000,000	2,962,500
144A, 4.95%, 9/26/2019		3,000,000	2,962,500
Russian Agricultural Bank OJSC:
144A, 5.298%, 12/27/2017		4,000,000	4,099,600
144A, 6.0%, 6/3/2021		2,000,000	2,010,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017		3,500,000	3,685,500
Svensk Exportkredit AB, 2.125%, 7/13/2016		9,185,000	9,462,773
Vimpel Communications, 144A, 9.125%, 4/30/2018		2,500,000	2,842,500
Vnesheconombank, 144A, 4.224%, 11/21/2018		3,000,000	2,962,500
VTB Bank OJSC:
144A, 6.0%, 4/12/2017 (b)		1,500,000	1,581,000
144A, 6.875%, 5/29/2018		1,000,000	1,077,600

			63,020,420
Sovereign Bonds 2.7%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 4.0%, 4/14/2019		2,000,000	2,030,000
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,326,020
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		9,380,000	9,811,930
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		2,000,000	2,222,500
Republic of Croatia:
REG S, 144A, 6.25%, 4/27/2017 (b)		2,000,000	2,166,240
144A, 6.75%, 11/5/2019 (b)		8,730,000	9,788,512
Republic of Ghana, 144A, 8.5%, 10/4/2017		815,000	855,750
Republic of Slovenia, 144A, 4.75%, 5/10/2018		5,400,000	5,818,500
Republic of South Africa:
6.875%, 5/27/2019		6,500,000	7,515,625
Series R204, 8.0%, 12/21/2018	ZAR	31,000,000	2,962,067

			48,497,144
U.S. Government Sponsored Agency 0.8%
Federal Home Loan Bank, 1.0%, 6/21/2017		14,220,000	14,274,056
U.S. Treasury Obligations 14.3%
U.S. Treasury Bills:
0.055% ***, 12/11/2014 (e)		780,000	779,824
0.065% ***, 8/14/2014 (e)		992,000	991,973
U.S. Treasury Inflation-Indexed Note, 0.125%, 4/15/2017		28,759,170	29,747,766
U.S. Treasury Notes:
0.875%, 12/31/2016		51,000,000	51,266,934
0.875%, 6/15/2017 (b)		125,000,000	125,048,875
1.0%, 8/31/2016		25,000,000	25,257,800
1.0%, 9/30/2016		10,000,000	10,096,880
1.375%, 9/30/2018		10,000,000	9,987,500
1.875%, 6/30/2015		4,040,000	4,109,439

			257,286,991

Total Government & Agency Obligations (Cost $381,585,054)			383,078,611
Loan Participations and Assignments 3.0%
Senior Loans **
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		498,750	502,074
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		403,022	403,454
Term Delay Draw, LIBOR plus 3.75%, 5/20/2021		96,978	97,081
Second Lien Term Loan, 8.0%, 5/16/2022		500,000	505,000
Answers Corp., Term Loan B, 6.5%, 12/20/2018		487,500	488,719
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		496,231	491,269
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		958,740	966,031
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		814,269	822,749
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017		961,343	965,548
Avaya, Inc., Term Loan B3, 4.727%, 10/26/2017		975,213	956,928
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020		500,000	500,875
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019		492,529	493,656
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		980,050	986,176
BWAY Holding Company, Inc., Term Loan B, 4.5%, 8/7/2017		496,222	498,703
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		744,997	741,894
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		495,000	473,965
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		754,078	757,445
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		500,000	499,115
ClientLogic Corp., Term Loan, 6.977%, 1/30/2017		1,210,338	1,227,482
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/18/2015 *		603,175	814
Letter of Credit, LIBOR plus 4.25%, 4/21/2015 *		118,510	160
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		495,000	486,545
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		496,250	498,630
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.196%, 11/23/2020		497,500	497,811
Crown Castle Operating Co., Term Loan B2, 3.0%, 1/31/2021		995,000	996,109
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018		312,238	312,368
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		246,157	247,388
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		995,000	1,001,502
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		820,437	835,311
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018		474,359	474,212
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	495,480
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		947,259	955,547
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019		492,500	492,192
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		496,250	502,066
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		987,469	983,766
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020		750,000	774,844
First Data Corp., Term Loan, 4.154%, 3/24/2021		152,818	153,277
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		472,727	479,154
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		406,956	405,938
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021		497,500	495,221
Hampton Rubber Company, First Lien Term Loan, 4.75%, 3/27/2021		500,000	502,397
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020		497,500	499,055
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019		985,000	990,949
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		486,490	486,006
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		500,000	495,625
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020		497,500	501,542
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		484,127	465,972
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		497,500	496,465
Lands' End, Inc., Term Loan B, 4.25%, 4/2/2021		500,000	500,208
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		992,425	994,907
Level 3 Financing, Inc., Term Loan, 4.0%, 8/1/2019		500,000	501,457
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		498,750	496,775
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		490,625	477,133
Mohegan Tribal Gaming Authority, Term Loan A, 4.484%, 11/19/2018		493,750	493,750
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		498,737	492,660
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		977,599	980,957
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		498,750	499,997
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		488,750	471,644
Norcraft Companies LP, Term Loan, 5.25%, 12/13/2020		248,750	250,305
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018		488,750	489,158
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019		249,367	249,991
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		497,500	501,045
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021		250,000	251,739
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		481,013	482,617
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	256,563
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		249,375	250,934
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		1,000,000	1,004,370
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		496,250	501,007
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		500,000	501,353
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		498,750	496,381
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		497,500	498,861
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020		471,123	472,890
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020		413,784	414,070
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018		1,477,575	1,481,660
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		496,250	498,783
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,000,000	1,000,375
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		500,000	505,000
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		116,216	116,434
Term Loan B, 4.25%, 12/16/2020		835,442	837,008
Term Loan M, 4.25%, 12/16/2020		43,342	43,423
Signode Industrial Group U.S., Inc., Term Loan B, 4.0%, 5/1/2021		250,000	249,609
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		725,000	727,722
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		496,231	494,122
STG-Fairway Acquisitions, Inc., Term Loan B, 6.25%, 2/28/2019		497,489	497,489
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019		249,375	248,207
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		484,298	488,838
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		785,357	792,390
Tank Holding Corp., Term Loan, 4.27%, 7/9/2019		437,969	438,516
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		497,095	496,784
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018		941,593	766,612
Tribune Co., Term Loan, 4.0%, 12/27/2020		497,500	499,209
TriNet Group, Inc., Term Loan B1, 3.9%, 8/12/2016		353,752	353,752
USI, Inc., Term Loan B, 4.25%, 12/27/2019		496,250	497,853
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		977,527	982,415
Visteon Corp., Term Delay Draw, 3.5%, 5/27/2021		500,000	497,250
Vitera Healthcare Solutions LLC, First Lien Term Loan, 6.0%, 11/4/2020		497,500	498,744
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020		495,000	493,557
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		491,232	492,563

Total Loan Participations and Assignments (Cost $54,996,141)			54,433,597
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $63,766)		63,145	127,142

		Shares	Value ($)
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015* (Cost $0)		5,825	4,459
Securities Lending Collateral 9.2%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $166,348,210)		166,348,210	166,348,210
Cash Equivalents 2.3%
Central Cash Management Fund, 0.06% (f) (Cost $40,555,933)		40,555,933	40,555,933

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,924,399,931) †		108.0	1,943,488,083
Other Assets and Liabilities, Net		(8.0)	(144,093,682)

Net Assets		100.0	1,799,394,401

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc. *	LIBOR plus 1.5%	4/18/2014	603,175	USD	603,175	814
Coach America Holdings, Inc. *	LIBOR plus 4.25%	4/21/2014	118,510	USD	118,510	160
					721,685	974

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,930,529,911.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $12,958,172.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,661,245 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,703,073.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $162,261,225, which is 9.0% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30,2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	9/30/2014	2,775	331,504,103	(147,698)

At June 30, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/22/2009 9/20/2014	12,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	153,439	(191,373)	344,812

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At June 30, 2014, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

4/14/2014 4/12/2019	160,000,000	2	Fixed — 1.315%	Floating — LIBOR	1,970,801	133,434	1,837,367
4/14/2014 4/12/2019	160,000,000	3	Fixed — 1.315%	Floating — LIBOR	1,970,801	(121,573)	2,092,374

Total unrealized appreciation	3,929,741

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Nomura International PLC
3	Citigroup, Inc.

Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar
ZAR	South African Rand
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$839,226,153	$—	$839,226,153
Mortgage-Backed Securities Pass-Throughs	—	59,770,432	—	59,770,432
Asset-Backed	—	124,938,071	5,776,307	130,714,378
Commercial Mortgage-Backed Securities	—	138,819,636	—	138,819,636
Collateralized Mortgage Obligations	—	130,409,532	—	130,409,532
Government & Agency Obligations	—	383,078,611	—	383,078,611
Loan Participations and Assignments	—	52,475,564	1,958,033	54,433,597
Convertible Bond	—	—	127,142	127,142
Warrants (j)	—	—	4,459	4,459
Short-Term Investments (j)	206,904,143	—	—	206,904,143
Derivatives (k)
Credit Default Swap Contracts	—	344,812	—	344,812
Interest Rate Swap Contracts	—	3,929,741	—	3,929,741

Total	$206,904,143	$1,732,992,552	$7,865,941	$1,947,762,636
Liabilities
Derivatives (k)
Futures Contracts	$(147,698)	$—	$—	$(147,698)

Total	$(147,698)	$—	$—	$(147,698)

During the period ended June 30, 2014, the amount of transfers between Level 2and Level 3 was $994,875. Investment s were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Future	Swaps
Credit Contracts	$-	$344,812
Interest Rate Contracts	$(147,698)	$3,929,741

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014